GOODWILL AND INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS

NOTE 6 – GOODWILL AND INTANGIBLE ASSETS

The Company has goodwill related to the acquisition of Altitude International Holdings, Inc. As of September 30, 2022, and December 31, 2021, the Company had goodwill of $29,660,232 and $29,493,398, respectively.

The Company has intangible assets related to the license agreement between Altitude International, Inc. and Sporting Edge. The Company is amortizing this intangible asset over a period of ten years. As of September 30, 2022, and December 31, 2021, the intangible assets were $265,000 and $287,500, respectively. For the nine months ended September 30, 2022, and 2021, the Company recorded amortization expense for intangible assets of $22,500 and $0, respectively.

The future amortization of the license agreement is as follows:

2022	$7,500
2023	30,000
2024	30,000
2025	30,000
2026	30,000
Thereafter	137,500
Total	$265,000

NOTE 5 – GOODWILL AND INTANGIBLE ASSETS

The Company has goodwill related to the acquisition of Altitude International Holdings, Inc. As of December 31, 2021, and December 31, 2020, the Company had goodwill of $29,493,398 and $0, respectively.

The Company has intangible assets related to the license agreement between Altitude International, Inc. and Sporting Edge. The Company is amortizing this intangible asset over a period of ten years. As of December 31, 2021, and 2020, the intangible assets were $287,500 and $0, respectively. For the years ended December 31, 2021, and 2020, the Company recorded amortization expense for intangible assets of $12,500 and $0, respectively. The amortization for 2021 was for five months.

The future amortization of the license agreement is as follows:

2022	$30,000
2023	30,000
2024	30,000
2025	30,000
2026	30,000
Thereafter	137,500
Total	$287,500